Fair Value Measurements - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Deferred debt issuance cost	$ 6.3	$ 7.5
Restricted cash	$ 0.0	$ 0.0
Interest rate swap contracts
Fair Value Measurements
Weighted average remaining terms	2 years 8 months 12 days	3 years 4 months 24 days
Interest rate swap contracts | Minimum
Fair Value Measurements
Notional amount per contract	$ 3.6	$ 5.2
Fixed interest rate	0.71%	0.71%
Interest rate swap contracts | Maximum
Fair Value Measurements
Notional amount per contract	$ 33.6	$ 37.5
Fixed interest rate	2.90%	2.90%